Equity (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding
b)	Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

	Class A	Class B
	Common	Subordinate
Shares (in 000’s)	Shares	Voting Shares
As at January 1, 2017	9,353	567,546
Class A shares conversion	(1,576)	1,576
Options exercised (c)	—	2,275
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(5,891)

As at December 31, 2017	7,777	565,506
Class A shares conversion	(9)	9
Options exercised (c)	—	3,710
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(6,300)

As at December 31, 2018	7,768	562,925

Summary of Weighted Average Assumptions

The weighted average fair value of Class B share options granted in the year was estimated at $11.10 per option (2017 – $8.32) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2018	2017
Weighted average exercise price	$37.44	$27.79
Dividend yield	2.67%	2.20%
Risk-free interest rate	2.06%	1.06%
Expected option life	4.2 years	4.2 years
Expected volatility	41%	42%
Forfeiture rate	0.54%	0.36%

Summary of Outstanding Share Options

Outstanding share options are as follows:

	2018		2017
	Share	Weighted	Share	Weighted
	Options	Average	Options	Average
	(in 000’s)	Exercise Price	(in 000’s)	Exercise Price
Outstanding at beginning of year	22,068	$19.52	22,854	$18.38
Granted	1,575	37.44	2,011	27.79
Exercised	(3,710)	14.58	(2,275)	11.47
Forfeited	(107)	32.92	(78)	16.25
Expired	(51)	37.56	(444)	40.40

Outstanding at end of year	19,775	$21.75	22,068	$19.52

Vested and exercisable at end of year	14,036	$22.83	12,266	$24.94

Summary of Information Relating to Share Options Outstanding

Information relating to share options outstanding at December 31, 2018, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
6,411	$4.15 — $ 12.35	78
3,634	$12.36 — $ 20.14	71
2,218	$20.15 — $ 26.79	59
4,386	$26.80 — $ 36.85	63
3,126	$36.86 — $ 58.80	68

19,775	$4.15 — $ 58.80	70

Summary of Outstanding Units

The outstanding Units are summarized in the following table:

(in 000’s)	2018		2017
	Outstanding	Vested	Outstanding	Vested
DSUs	2,644	2,644	2,648	2,423
RSUs	821	381	2,823	1,699
PSUs	667	312	1,517	869
PDSUs	123	61	70	20

	4,255	3,398	7,058	5,011

Summary of Accumulated Other Comprehensive Income (Loss)
e)	Accumulated Other Comprehensive Income

(CAD$ in millions)	2018	2017 (restated)
Accumulated other comprehensive income – beginning of year	$244	$450
IFRS 9 transition adjustment on January 1, 2018 (Note 32(c))	(34)	—
Currency translation differences:
Unrealized gains (losses) on translation of foreign subsidiaries	638	(536)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $40 and $(46))	(255)	341

	383	(195)
Marketable equity and debt securities (2017 – Available-for-sale financial assets):
Unrealized loss on marketable equity and debt securities (2017 – available-for-sale financial assets) (net of taxes of $1 and $1)	(10)	(4)
Realized gain on marketable equity and debt securities (net of taxes of $nil and $nil)	1	—
Realized loss on available-for-sale financial assets reclassified to profit (net of taxes of $nil and $1)	—	(6)

	(9)	(10)
Share of other comprehensive loss of associates and joint ventures	—	(1)
Remeasurements of retirement benefit plans (net of taxes of $(2) and $(55))	8	129

Total other comprehensive income (loss)	382	(77)
Less remeasurements of retirement benefit plans recorded in retained earnings	(8)	(129)

Accumulated other comprehensive income – end of year	$584	$244

Summary of Basic and Diluted Earnings Per Share

The following table reconciles our basic and diluted earnings per share:

(CAD$ in millions, except per share data)	2018	2017 (restated)
Net basic and diluted profit attributable to shareholders of the company	$3,107	$2,460

Weighted average shares outstanding (000’s)	573,905	577,482
Dilutive effect of share options	8,233	8,910

Weighted average diluted shares outstanding (000’s)	582,138	586,392

Basic earnings per share	$5.41	$4.26
Diluted earnings per share	$5.34	$4.19